Note 4 - Intangible Assets	12 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
Note
4
– Intangible Assets

During the year ended
September 30, 2018,
the Company moved the Nave Communications Company inventory management and order fulfillment to Palco Telecom, a third
-party reverse logistics provider in Huntsville, Alabama. As a result, Nave abandoned the inventory tracking software which was recorded as a technology intangible. The Company adjusted the estimated remaining useful life and recorded an intangible impairment charge of
$0.4
million for the year ended
September 30, 2018,
which was the remaining net book value of the Telco segment’s technology intangible. The impairment charge was recognized in restructuring charges on the Consolidated Statements of Operations (See Note
11
– Restructuring Charge).

The intangible assets with their associated accumulated amortization amounts at
September 30, 2018
are as follows:

	Gross	Accumulated Amortization	Net
Intangible assets:
Customer relationships – 10 years	$8,152,000	$(2,713,890)	$5,438,110
Trade name – 10 years	2,119,000	(754,380)	1,364,620
Non-compete agreements – 3 years	374,000	(332,332)	41,668

Total intangible assets	$10,645,000	$(3,800,602)	$6,844,398

The intangible assets with their associated accumulated amortization amounts at
September 30, 2017
are as follows:

	Gross	Accumulated Amortization	Net
Intangible assets:
Customer relationships – 10 years	$8,152,000	$(1,898,691)	$6,253,309
Technology – 7 years	1,303,000	(667,009)	635,991
Trade name – 10 years	2,119,000	(542,480)	1,576,520
Non-compete agreements – 3 years	374,000	(292,333)	81,667

Total intangible assets	$11,948,000	$(3,400,513)	$8,547,487

Amortization expense was
$1.3
million,
$1.3
million and
$0.8
million for the years ended
September 30, 2018,
2017
and
2016,
respectively.

The estimated aggregate amortization expense for each of the next five
fiscal years is as follows:

2019	$1,067,100
2020	1,028,768
2021	1,027,100
2022	1,027,100
2023	1,027,100
Thereafter	1,667,230

Total	$6,844,398